Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2018
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001521894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2018
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
GMO Emerging Markets Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GECRX
GMO Emerging Markets Series Fund | Class PS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GECPX